ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued Expenses:
Inventory-related accruals	$ 845,772	$ 548,800	$ 588,297
Inventory supply and intermediation arrangements	245,983	252,380	253,549
Accrued transportation costs	96,479	91,546	59,959
Accrued salaries and benefits	14,434	61,011	55,993
Excise and sales tax payable	70,871	34,129	40,444
Accrued construction in progress	14,203	7,400	31,452
Customer deposits	12,871	20,395	24,659
Accrued interest	31,838	22,313	22,946
Accrued utilities	39,390	25,192	22,337
Accrued Environmental Loss Contingencies, Current	9,525	0
Renewable energy credit obligations	106,366	19,472	286
Other	33,756	34,797	30,048
Accrued expenses	$ 1,521,488	$ 1,117,435	$ 1,129,970